CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash from operating activities:
Net Income	$ 383	$ 357
Adjustments required to reconcile net income ( loss) to net cash provided by operating activities:
Depreciation	102	53
Stock based compensation	324	144
Amortization of intangible assets	524	192
Accretion of contingent payment obligation	132
Convertible debt inducement expenses	108
Increase in accrued severance pay, net	168	61
Decrease (increase) in trade receivables	(414)	215
Decrease ( increase) in other accounts receivable and prepaid expenses	(277)	(59)
Decrease (increase) in long-term prepaid expenses	(28)
Increase (decrease) in trade payables	(94)	(76)
Increase in deferred revenues	101	489
Increase in employees and payroll accruals	7	206
Increase (decrease) in accrued expenses and other liabilities	(808)	186
Decrease/ (increase) and revaluation of restricted cash	2	(172)
Change in liabilities presented at fair value	328	(147)
Change in deferred taxes net	(47)
Net cash provided by operating activities	511	1,449
Cash flows from investing activities:
Purchase of property and equipment	(126)	(77)
Net cash used in investing activities	(126)	(77)
Cash flows from financing activities:
Proceeds from exercise of stock options, warrants and rights	184	137
Receipt of long term loan		57
Repayment of long-term debt	(103)	(526)
Repayment of convertible debt	(153)	(123)
Net cash used in financing activities	(72)	(455)
Foreign currency translation adjustments on cash and cash equivalents	(45)	105
Increase in cash and cash equivalents	268	1,022
Cash and cash equivalents at the beginning of the period	1,484	872
Cash and cash equivalents at the end of the period	1,752	1,894
Supplemental disclosure of cash flow activities:
Cash paid during the period for interest	225	48
Cash paid during the period for income taxes	234
Non cash activity
Conversion of convertible debt and bifurcated conversion feature	$ 630